As filed with the Securities and Exchange Commission on May 2, 2005
                             Investment Company Act file number 811-2950


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                          Short Term Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   August 31

Date of reporting period:  February 28, 2005

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------

SHORT TERM                                  600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================


Dear Shareholder:



We are pleased to present the semi-annual report of Short Term Income Fund, Inc. (the "Fund") for the period September 1, 2004 through February 28, 2005.

The Fund's Money Market Portfolio had 13,155 shareholders and net assets of $1,030,914,359 as of February 28, 2005. The Government Portfolio had 3,852 shareholders and net assets of $510,722,636 as of February 28, 2005.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff



Steven W. Duff
President











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

------------------------------------------------------------------------------------------------------------------------------------
       Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------------------
               Class A               Beginning Account Value    Ending Account Value      Expenses Paid During the
                                              9/1/04                  2/28/05                     Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,005.70                     $4.73
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.08                     $4.76
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
               Class B               Beginning Account Value    Ending Account Value   Expenses Paid During the
                                              9/1/04                  2/28/05                     Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,007.10                     $3.28
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,021.52                     $3.31
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       First Southwest Shares        Beginning Account Value    Ending Account Value   Expenses Paid During the
                                              9/1/04                  2/28/05                     Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,002.60                     $5.22
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,009.79                     $5.26
  expenses)
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
      U.S. Government Portfolio
------------------------------------------------------------------------------------------------------------------------------------
               Class A               Beginning Account Value    Ending Account Value      Expenses Paid During the
                                              9/1/04                  2/28/05                     Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,005.50                     $4.32
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.48                     $4.36
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
               Class B               Beginning Account Value    Ending Account Value   Expenses Paid During the
                                              9/1/04                  2/28/05                     Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,006.90                     $2.99
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,021.82                     $3.01
  expenses)
------------------------------------------------------------------------------------------------------------------------------------


     * Expenses are equal to the Fund's annualized expense ratios of 0.95%, 0.66%, and 1.05%, for the Money Market Portfolio Class A, Class B, and First Southwest shares, respectively and 0.87%, and 0.60% for the U.S. Government Portfolio Class A and Class B shares, respectively, multiplied by the average account value over the period (September 1, 2004 through February 28, 2005), multiplied by 181/365 (to reflect the most recent fiscal half-year).



     The accompanying notes are an integral part of these financial statements.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 2005
(UNAUDITED)
================================================================================
--------------------------------------------------------------------------------

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Asset Back Commercial Paper (20.33%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  Clipper Receivables Corporation                                 03/01/05            2.60%     $   40,000,000
    25,000,000  Greyhawk Funding                                                03/28/05            2.59          24,951,438
    35,000,000  Lockhart Funding LLC                                            04/04/05            2.61          34,914,386
    20,000,000  Market Street Funding                                           03/10/05            2.54          19,987,350
    50,000,000  Sigma Finance Corporation                                       04/21/05            2.66          49,811,583
    40,000,000  Triple-A One Funding Corporation
                Insured by MBIA Insurance Corp.                                 03/21/05            2.53          39,943,778
--------------                                                                                                --------------
   210,000,000  Total Asset Back Commercial Paper                                                                209,608,535
--------------                                                                                                --------------
Floating Rate Securities (6.31%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Bank of America (a)                                             12/15/05            2.57%     $   30,000,000
    15,000,000  General Electric Capital Corporation Extendible
                Monthly Securities (b)                                          03/17/06            2.69          15,000,000
    20,000,000  Mt. Vernon Phenol Plant Partnership with J.P. Morgan Chase (c)
                Guaranteed by General Electric Company                          05/19/05            2.62          20,000,000
--------------                                                                                                --------------
    65,000,000  Total Floating Rate Securities                                                                    65,000,000
--------------                                                                                                --------------
Foreign Commercial Paper (22.63%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  ANZ National International Ltd                                  05/19/05            2.75%     $   39,758,611
    15,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            04/19/05            2.62          14,946,917
    30,000,000  Banco Bilbao Vizcaya Argentaria S.A.                            04/19/05            2.65          29,892,200
    35,000,000  Canadian Imperial Holdings Inc.                                 03/31/05            2.60          34,924,167
    20,000,000  Depfa Bank PLC                                                  03/02/05            2.36          19,998,694
    30,000,000  Depfa Bank PLC                                                  04/13/05            2.57          29,908,625
     9,135,000  HBOS Treasury Services                                          05/16/05            2.75           9,082,352
    15,000,000  HBOS Treasury Services                                          05/23/05            2.81          14,903,512
    20,000,000  Societe Generale North America                                  04/01/05            2.54          19,956,514
    20,000,000  Svenska Handelsbanken                                           04/25/05            2.66          19,919,181
--------------                                                                                                --------------
   234,135,000  Total Foreign Commercial Paper                                                                   233,290,773
--------------                                                                                                --------------
Letter of Credit Commercial Paper (15.88%)
----------------------------------------------------------------------------------------------------------------------------
$   23,000,000  Banco Continental De Panama S.A.
                LOC Calyon                                                      06/03/05            2.66%     $   22,842,654
    25,000,000  Banco Bradesco S.A.
                LOC Calyon                                                      06/10/05            2.71          24,812,729
    22,465,000  Banco Rio De La Plata S.A.
                LOC Banco Santander                                             06/17/05            2.32          22,311,339


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





===============-================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   41,000,000  Dean Health System, Inc.
                LOC Marshall & Ilsley                                           03/10/05            2.56%     $   40,973,863
    15,000,000  Louis Dreyfus Corporation
                LOC Barclays Bank                                               03/17/05            2.53          14,983,067
    37,800,000  Vermont EDA - Series A
                LOC First Union National Bank                                   04/05/05            2.53          37,800,000
--------------                                                                                                --------------
   164,265,000  Total Letter of Credit Commercial Paper                                                          163,723,652
--------------                                                                                                --------------
Loan Participation (2.91%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Equitable Life Assurance Society with J.P. Morgan Chase (c)     03/21/05            2.62%     $   30,000,000
--------------                                                                                                --------------
    30,000,000  Total Loan Participation                                                                          30,000,000
--------------                                                                                                --------------
Other Notes (3.74%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,320,000  Bergen County, NJ Improvement Authority City Project Notes
                (Overpeck Project) - Series 2004                                09/22/05            2.35%     $   10,311,370
     3,280,000  Glendale, WI Taxable BAN - Series 2004B                         09/21/05            2.50           3,280,000
    25,000,000  Winston-Salem, NC COPS                                          04/01/05            2.66          25,000,000
--------------                                                                                                --------------
    38,600,000  Total Other Notes                                                                                 38,591,370
--------------                                                                                                --------------
Repurchase Agreement (6.60%)
------------------------------------------------------------------------------------------------------------------------------------
$   68,000,000  Bank of America, purchased 02/28/05,
                repurchase proceeds at maturity $68,004,930 (Collateralized by $72,354,885, GNMA, 0.000% to 5.500%,due 04/16/33 to
                02/20/35, value $69,360,001)                                    03/01/05            2.61%     $   68,000,000
--------------                                                                                                --------------
    68,000,000  Total Repurchase Agreement                                                                        68,000,000
--------------                                                                                                --------------
U.S. Government Agency Medium Term Note (0.68%)
----------------------------------------------------------------------------------------------------------------------------
$    7,000,000  Federal Home Loan Bank                                          06/08/05            2.02%     $    7,000,000
--------------                                                                                                --------------
     7,000,000  Total U.S. Government Agency Medium Term Note                                                      7,000,000
--------------                                                                                                --------------
Variable Rate Demand Instruments (d) (18.84%)
----------------------------------------------------------------------------------------------------------------------------
$    2,740,000  Ali Industries, Inc. Project
                LOC National City Bank of Michigan/Illinois                     07/01/10            2.68%      $   2,740,000
     5,500,000  Allegheny County, PA (Union Electric Steel Corporation)
                LOC PNC Bank, N.A.                                              11/01/27            2.65           5,500,000
     2,250,000  Alta Mira LLC
                LOC Marshall & Ilsley                                           11/01/34            2.75           2,250,000
     1,830,000  ARS Development Project
                LOC National City Bank of Michigan/Illinois                     09/01/21            2.73           1,830,000
     1,250,000  B & V Land Company, LLC
                LOC First Michigan Bank                                         09/01/27            2.75           1,250,000



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2005
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,520,000  Bank of Kentucky Building
                LOC Firstar Bank                                                12/01/19            2.75%     $    1,520,000
     3,100,000  Bollman Capital, LLC - Series 1996A
                LOC First of America Bank                                       12/15/26            2.68           3,100,000
     1,000,000  Bookstore Notes
                LOC Marshall & Ilsley                                           10/01/44            2.70           1,000,000
       620,000  Burgess & Niple Limited
                LOC National City Bank of Michigan/Illinois                     09/01/14            2.68             620,000
     1,020,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
                LOC US Bank, N.A.                                               09/01/08            2.73           1,020,000
       621,000  Capital One Funding Corporation Floating Rate Option Notes -
                Series 1997D
                LOC Bank One                                                    07/02/18            2.65             621,000
     1,190,000  Community Limited Care
                LOC Fifth Third Bank                                            12/01/12            2.77           1,190,000
       920,000  Crownover Lumber Company
                LOC Fifth Third Bank                                            09/01/08            2.85             920,000
       610,000  Crownover Lumber Company
                LOC Fifth Third Bank                                            09/01/08            2.85             610,000
       300,000  Derby Fabricating LLC
                LOC Fifth Third Bank                                            06/01/24            2.70             300,000
     3,350,000  Dickenson Press, Inc. - Series 1997
                LOC First Michigan Bank                                         01/01/27            2.75           3,350,000
       900,000  Dormont Manufacturing Company, Inc.
                LOC PNC Bank, N.A.                                              03/01/08            2.63             900,000
     8,305,000  DP Fox Capital, LLC
                LOC Michigan National Bank                                      09/01/29            2.70           8,305,000
     2,825,000  Frank J. Catanzaro Sons and Daughters
                LOC Firstar Bank                                                01/01/15            2.70           2,825,000
     1,450,000  Gesmundo & Associates, Inc.
                LOC National City Bank of Michigan/Illinois                     08/15/27            2.64           1,450,000
     1,195,000  Graves Lumber, Inc. Project
                Guaranteed by Federal Home Loan Bank                            11/01/10            2.73           1,195,000
     1,272,000  HCS & DJS Leasing
                LOC Fifth Third Bank                                            06/01/34            2.70           1,272,000
     3,845,000  Hunter's Square, Inc. Project - Series 1998
                LOC National City Bank of Michigan/Illinois                     10/01/16            2.68           3,845,000
     1,200,000  ILH LLC - Series 2004
                LOC Fifth Third Bank                                            07/01/34            2.70           1,200,000




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================


      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Variable Rate Demand Instruments (d) (Continued)
----------------------------------------------------------------------------------------------------------------------------
$      360,000  Jake Sweeney Automotive, Inc.
                LOC Firstar Bank                                                04/01/10            2.70%     $      360,000
     1,335,000  KBL Capital Fund, Inc.
                LOC Old Kent Bank & Trust Co.                                   07/01/15            2.65           1,335,000
     1,175,000  Labelle Capital Funding - Series A
                LOC National City Bank of Michigan/Illinois                     09/01/26            2.70           1,175,000
     1,150,000  LAM Funding, LLC
                LOC National City Bank of Michigan/Illinois                     12/15/27            2.64           1,150,000
     8,700,000  Lexington Financial Health Care RB - Series 2001
                LOC LaSalle National Bank                                       02/01/26            2.72           8,700,000
     1,000,000  Lincoln Parkway LLC
                LOC Fifth Third Bank                                            06/01/44            2.70           1,000,000
     1,810,000  LKWP Investments, LLC
                LOC First Michigan Bank                                         03/01/27            2.75           1,810,000
       800,000  Machining Center
                LOC Comerica Bank                                               10/01/27            2.75             800,000
       800,000  Madison, WI Community Development Authority EDA
                (Block 90 Project)
                LOC US Bank, N.A.                                               10/01/08            2.75             800,000
     3,575,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community)
                LOC First Union National Bank                                   07/01/29            2.60           3,575,000
       400,000  Maximum Principle Amount Limited Partnership
                (Riverview Medical Office Building)
                LOC National City Bank of Michigan/Illinois                     11/01/17            2.68             400,000
     1,265,000  Miami Valley Realty Associates
                LOC Key Bank, N.A.                                              06/01/12            2.77           1,265,000
     3,100,000  Mobile Airport
                LOC Regions Bank                                                10/01/24            2.61           3,100,000
    14,290,000  Mobile, Al Springhill Medical Clinic Board RB
                (Springhill Medical Complex)
                LOC Amsouth Bank, N.A.                                          06/01/20            2.69          14,290,000
       935,000  Mount Carmel East Professional Office Building - Series 1994
                LOC National City Bank of Michigan/Illinois                     01/01/14            2.68             935,000
     1,245,000  Mount Carmel Partnership Project
                LOC National City Bank of Michigan/Illinois                     08/01/14            2.68           1,245,000
     3,335,000  Mount Ontario Holdings LLC (e)
                LOC Firstar Bank                                                04/01/21            2.65           3,335,000




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2005
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  New Jersey EDA Thermal Energy Facilities RB
                (Marina Energy)
                LOC First Union National Bank                                   09/01/21            2.57%     $    5,000,000
     4,600,000  New York State HFA (Kew Gardens Hills) - Series 2003B
                Collateralized by Federal National Mortgage Association         05/15/36            2.55           4,600,000
     8,000,000  Newport, KY Industrial Building RB
                (Aquarium Holdings Project)
                LOC Fifth Third Bank                                            12/01/08            2.70           8,000,000
     3,215,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc.)
                LOC National City Bank of Michigan/Illinois                     12/01/09            2.68           3,215,000
     3,400,000  Ordeal Properties LLC
                LOC Key Bank, N.A.                                              10/01/12            2.70           3,400,000
     1,800,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A
                LOC PNC Bank, N.A.                                              05/01/21            2.65           1,800,000
    10,900,000  PRD Financial LLC
                LOC National City Bank of Michigan/Illinois                     04/01/27            2.64          10,900,000
     4,000,000  Prevea Clinic, Inc.,
                LOC Wells Fargo Bank, N.A.                                      12/01/34            2.60           4,000,000
     5,000,000  Rochester, NY Institute of Technology - Series 2004             11/01/21            2.75           5,000,000
     1,925,000  Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999
                Guaranteed by Federal National Mortgage Association             05/15/29            2.60           1,925,000
    10,000,000  Sea Island Company & Sea Island Coastal
                Properties LLC - Series 2003B
                LOC Columbus Bank & Trust Company                               04/01/23            2.72          10,000,000
       625,000  SGS Tool Company - Series 1996
                LOC Huntington National Bank                                    06/01/06            2.73             625,000
     3,020,000  Shelburne Realty & Troy Realty
                LOC National City Bank of Michigan/Illinois                     04/01/17            2.68           3,020,000
     1,600,000  Soaring Eagle Partners LP
                LOC PNC Bank, N.A.                                              10/01/12            2.72           1,600,000
    13,580,000  Southwestern Group, Limited Project
                LOC Firstar Bank                                                07/01/21            2.70          13,580,000
     3,105,000  St. Ann's Medical Office Building Limited Partnership
                LOC National City Bank of Michigan/Illinois                     11/01/19            2.68           3,105,000
     6,661,000  Stonegate Partners I, LLC
                (Stonegate Partners Project) - Series 2002
                LOC US Bank, N.A.                                               06/01/34            2.68           6,661,000




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    4,755,000  Tom Richards, Inc. (Team Land, LLC/Team Industries)
                Guaranteed by Federal Home Loan Bank                            12/01/16            2.68%     $    4,755,000
     3,000,000  Tri-Park Villas Notes
                LOC Marshall & Ilsley                                           10/01/44            2.70           3,000,000
     1,400,000  UAI Technologies, Inc. - Series 1998
                LOC First Union National Bank                                   05/01/18            2.72           1,400,000
     1,020,000  Valley City Linen Co.
                LOC First Michigan Bank                                         02/01/27            2.75           1,020,000
     3,525,000  Washington State HFC MHRB
                (The Vintage at Richland Project) - Series 2004B
                Guaranteed by Federal National Mortgage Association             01/15/38            2.59           3,525,000
--------------                                                                                                --------------
   194,219,000  Total Variable Rate Demand Instruments                                                           194,219,000
--------------                                                                                                --------------
Yankee Certificates of Deposit (2.42%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Dexia CLF                                                       04/26/05            2.71%     $   25,000,000
--------------                                                                                                --------------
    25,000,000  Total Yankee Certificates of Deposit                                                              25,000,000
--------------                                                                                                --------------
                Total Investments (100.34%) (cost $1,034,433,330+)                                             1,034,433,330
                Liabilities in excess of cash and other assets (-0.34%)                                           (3,518,971)
                                                                                                              --------------
                Net Assets (100.00%)                                                                          $1,030,914,359
                                                                                                              ==============
                Net Asset Value, offering and redemption price per share:
                Class A shares        393,329,138 shares outstanding (Note 3)                                 $         1.00
                                                                                                              ==============
                Class B shares        487,622,672 shares outstanding (Note 3)                                 $         1.00
                                                                                                              ==============
                First Southwest shares 149,963,664 shares outstanding (Note 3)                                $         1.00
                                                                                                              ==============

                + Aggregate cost for federal income tax purposes is identical.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 2005
(UNAUDITED)
================================================================================



FOOTNOTES:

(a)  The interest rate changes daily based upon Prime minus 2.935%.

(b)  The interest rate changes monthly based upon one month LIBOR plus 0.10%.

(c)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.02%.

(d) Unless otherwise noted securities payable on demand at par including accrued interest (with seven days notice). Interest is adjusted weekly.

(e) Securities payable on demand at par including accrued interest (with one-day notice). Interest is adjusted daily.




KEY:
BAN      =    Bond Anticipation Note                        HFA      =    Housing Finance Authority
COPS     =    Certificates of Participation                 HFC      =    Housing Finance Commission
EDA      =    Economic Development Authority                LOC      =    Letter of Credit
EDFA     =    Economic Development Finance Authority        MHRB     =    Multi - Family Housing Revenue Bond
GNMA     =    Government National Mortgage Association      RB       =    Revenue Bond


--------------------------------------------------------------------------------
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
--------------------------------------------------------------------------------
    Securities Maturing in                Value                 % of Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Less than 31 Days                $      558,057,189              53.95%
  31 through 60 Days                      322,073,572              31.14
  61 through 90 Days                       63,744,476               6.16
  91 through 120 Days                      76,966,723               7.44
  121 through 180 Days                             --               0.00
  Over 180 Days                            13,591,370               1.31
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Total                            $    1,034,433,330             100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 2005
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date              Yield        (Note 1)
     ------                                                                       ----              -----         ------
Repurchase Agreements (58.74%)
------------------------------------------------------------------------------------------------------------------------------------
$  125,000,000  Annaly Mortgage Management, Inc., purchased 02/28/05, repurchase proceeds at maturity $125,009,167
                (Collateralized by $232,674,867, GNMA, 3.000% to 6.000%,
                due 01/20/26 to 10/20/33, value $127,500,001)                   03/01/05            2.64%     $  125,000,000
    30,000,000  Bank of America, purchased 02/28/05,
                repurchase proceeds at maturity $30,002,175 (Collateralized by
                $32,210,527, GNMA, 0.000%, due 07/20/34, value $30,600,001)     03/01/05            2.61          30,000,000
    95,000,000  Bear, Stearns & Co., purchased 02/28/05,
                repurchase proceeds at maturity $95,006,914 (Collateralized by
                $184,733,410, GNMA, 3.375% to 8.500%,
                due 01/15/17 to 02/15/35, value $96,903,213)                    03/01/05            2.62          95,000,000
    25,000,000  J.P. Morgan Securities, Inc., purchased 02/28/05, repurchase proceeds at maturity $25,001,819 (Collateralized by
                $30,680,000, GNMA, 3.500% to 4.000%,
                due 08/20/33 to 05/20/34, value $25,501,313)                    03/01/05            2.62          25,000,000
    25,000,000  UBS Paine Webber, purchased 02/28/05,
                repurchase proceeds at maturity $25,001,799 (Collateralized by
                $57,453,636, GNMA, 4.500% to 11.500%,
                due 09/20/15 to 11/15/34, value $25,501,303)                    03/01/05            2.59          25,000,000
--------------                                                                                                --------------
   300,000,000  Total Repurchase Agreements                                                                      300,000,000
--------------                                                                                                --------------
U.S. Government Obligations (40.41%)
----------------------------------------------------------------------------------------------------------------------------
$   75,000,000  U.S. Treasury Bill                                              03/03/05            2.16%     $   74,991,000
    50,000,000  U.S. Treasury Bill                                              04/14/05            2.20          49,866,778
    20,000,000  U.S. Treasury Bill                                              05/05/05            2.29          19,918,298
    30,000,000  U.S. Treasury Bill                                              06/02/05            2.53          29,806,250
    14,000,000  U.S. Treasury Note, 1.625%                                      02/28/06            3.02          13,808,102
    18,000,000  U.S. Treasury Note, 1.625%                                      03/31/05            1.29          18,004,957
--------------                                                                                                --------------
   207,000,000  Total U.S. Government Obligations                                                                206,395,385
--------------                                                                                                --------------
                Total Investments (99.15%) (cost $506,395,385+)                                                  506,395,385
                Cash and Other Assets, Net of Liabilities (0.85%)                                                  4,327,251
                                                                                                              --------------
                Net Assets (100.00%)                                                                          $  510,722,636
                                                                                                              ==============
                Net Asset Value, offering and redemption price per share:
                Class A Shares, 258,256,666 shares outstanding (Note 3)                                       $         1.00
                                                                                                              ==============
                Class B Shares, 252,465,970 shares outstanding (Note 3)                                       $         1.00
                                                                                                              ==============

                + Aggregate cost for federal income tax purposes is identical.



KEY:
GNMA    =  Government National Mortgage Association




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
FEBRUARY 28, 2005
(UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
    Securities Maturing in                Value                 % of Portfolio
--------------------------------------------------------------------------------
  Less than 31 Days                  $    374,991,000              74.05%
  31 through 60 Days                       67,871,735              13.40
  61 through 90 Days                       19,918,298               3.93
  91 through 120 Days                      29,806,250               5.89
  121 through 180 Days                             --               0.00
  Over 180 Days                            13,808,102               2.73
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Total                              $    506,395,385             100.00%
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2005
(UNAUDITED)
================================================================================

                                                                       Money Market                U.S. Government
                                                                         Portfolio                     Portfolio
                                                                   ---------------------       -----------------------
INVESTMENT INCOME
Income:

  Interest.....................................................    $          11,083,601       $             5,175,600
                                                                   ---------------------       -----------------------
Expenses: (Note 2)
  Investment management fee....................................                1,573,277                       688,614
  Administration fee...........................................                1,114,873                       552,402
  Distribution fee (First Southwest shares)....................                  171,478                       -0-
  Shareholder servicing fee (Class A)..........................                  478,616                       320,129
  Shareholder servicing fee (First Southwest shares)...........                  171,478                       -0-
  Custodian expenses...........................................                   27,236                        12,757
  Shareholder servicing and related shareholder expenses+......                  381,388                       189,225
  Legal, compliance and filing fees............................                  316,077                        85,351
  Audit and accounting.........................................                   90,027                        47,009
  Directors' fees..............................................                   18,464                         9,714
  Miscellaneous................................................                   31,319                        10,320
                                                                   ---------------------       -----------------------
      Total expenses...........................................                4,374,233                     1,915,521
      Less:  Fees waived (First Southwest shares)..............                  (41,155)                      -0-
             Expenses paid indirectly..........................                     (662)                       (2,463)
                                                                   ---------------------       -----------------------
      Net expenses.............................................                4,332,416                     1,913,058
                                                                   ---------------------       -----------------------
Net investment income..........................................                6,751,185                     3,262,542


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments........................                   (1,115)                           75
                                                                   ---------------------       -----------------------

Increase in net assets from operations.........................    $           6,750,070       $             3,262,617
                                                                   =====================       =======================




+ Includes class specific transfer agency expenses of $159,530 and $135,427 for the Money Market Portfolio Class A and Class B shares, respectively and $98,219 and $74,248 for the U.S. Government Portfolio Class A and Class B shares, respectively.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                    Money Market Portfolio                U.S. Government Portfolio
                                             -----------------------------------    -----------------------------------
                                             Six Months Ended         Year          Six Months Ended         Year
                                             February 28, 2005        Ended         February 28, 2005        Ended
                                                (Unaudited)      August 31, 2004       (Unaudited)      August 31, 2004
                                             -----------------   ---------------    -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income..................   $       6,751,185   $     5,430,370    $       3,262,542   $     2,265,150
   Net realized gain on investments.......              (1,115)            7,026                   75                67
                                             -----------------   ---------------    -----------------   ---------------
   Increase in net assets from operations.           6,750,070         5,437,396            3,262,617         2,265,217
Dividends to shareholders from net investment income:
      Class A.............................          (2,214,549)       (1,199,269)          (1,414,060)         (645,262)
      Class B.............................          (3,818,515)       (3,975,573)          (1,848,482)       (1,619,888)
      First Southwest shares..............            (718,121)         (255,528)          -0-                -0-
Distributions to shareholders from realized gain on investments:
      Class A.............................          -0-                   (2,070)                 (36)              (30)
      Class B.............................          -0-                   (4,281)                 (39)              (37)
      First Southwest shares..............          -0-                     (675)          -0-                -0-
Capital share transactions (Note 3):
      Class A.............................          22,679,009       (19,067,760)           7,622,717        13,703,051
      Class B.............................        (127,168,788)     (244,152,247)         (38,046,117)      (40,617,535)
      First Southwest shares..............           7,579,802        11,955,042           -0-                -0-
                                             -----------------   ---------------    -----------------   ---------------
      Total (decrease) increase...........         (96,911,092)     (251,264,965)         (30,423,400)      (26,914,484)
Net assets:
      Beginning of period.................       1,127,825,451     1,379,090,416          541,146,036       568,060,520
                                             -----------------   ---------------    -----------------   ---------------
      End of period.......................   $   1,030,914,359   $ 1,127,825,451    $     510,722,636   $   541,146,036
                                             =================   ===============    =================   ===============

Undistributed net investment income........  $      -0-          $     -0-          $      -0-          $     -0-
                                             =================   ===============    =================   ===============






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies


Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has three classes of stock authorized, Class A, Class B and First Southwest Prime Income Fund (the "First Southwest shares"). The U.S. Government Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio, and the First Southwest shares of the Money Market Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the share classes of each portfolio represent the same interest in the income and assets of their respective portfolios. Distribution of First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of  Securities -
          Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Repurchase Agreements -
          In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c)   Federal Income Taxes -
          It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d)   Dividends and Distributions -
          Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly.

     e)   Use of Estimates -
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

1.   Summary of Accounting Policies (Continued)

f)   General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates


Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus ..29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million.

The Manager has agreed to reimburse the Fund for its net operating expenses (exclusive of taxes, brokerage, interest and extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the period ended Febraury 28, 2005.

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc.
(the  "Distributor"),   an  affiliate  of  the  Manager,  have  entered  into  a
Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the First Southwest shares of the Money Market Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to ..25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares and the First Southwest shares of the Money Market Portfolio. In addition, the Distributor receives .25% per annum in Distribution fees of the First Southwest shares' average daily net assets.

For the period ended February 28, 2005, the following fees were voluntarily waived by the Distributor:

                                                   Money Market Portfolio
                                                   ----------------------

Distribution  fees - First Southwest  shares             $ 41,155


The  Distributor  has no right to  recoup  prior fee waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $8,000 per annum plus $1,250 per meeting attended. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves. Effective January 1, 2005, Directors who are unaffiliated with the Manager will receive from the Fund a fee of $1,450 for each Board of Directors meeting attended, and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $223,013 and $132,582 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.

For the period ended February 28, 2005, the breakdown of expenses paid indirectly by the Fund were as follows:


                                                Money Market Portfolio                  U.S. Government Portfolio
                                         -----------------------------------       ------------------------------------
Custodian expenses                                    $  121                                   $  2,121
Shareholder servicing and related shareholder expenses   541                                        342
                                                      ------                                   --------
    Total                                             $  662                                   $  2,463
                                                      ======                                   ========



3. Capital Stock
At February 28, 2005, 10,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Money Market Portfolio                  U.S. Government Portfolio
                                         -----------------------------------       ------------------------------------
                                         Six Months Ended                          Six Months Ended
                                         February 28, 2005      Year Ended         February 28, 2005       Year Ended
                                           (Unaudited)       August 31, 2004         (Unaudited)        August 31, 2004
                                         -----------------   ---------------       -----------------    ---------------
Class A shares
--------------

Sold..................................         980,441,847     2,328,520,418             460,531,305        962,368,959
Issued on reinvestment of dividends...           1,953,319         1,045,824               1,119,216            462,674
Redeemed..............................        (959,716,157)   (2,348,634,002)           (454,027,804)      (949,128,582)
                                         -----------------   ---------------       -----------------    ---------------
Net (decrease) increase...............          22,679,009       (19,067,760)              7,622,717         13,703,051
                                         =================   ===============       =================    ===============

Class B shares
--------------

Sold..................................         725,327,087     1,429,873,658             566,627,691      1,360,820,813
Issued on reinvestment of dividends...           3,731,214         3,934,774               1,791,209          1,577,147
Redeemed..............................        (856,227,089)   (1,677,960,679)           (606,465,017)    (1,403,015,495)
                                         -----------------   ---------------       -----------------     ----------------
Net (decrease) increase...............        (127,168,788)     (244,152,247)            (38,046,117)       (40,617,535)
                                         =================   ===============       =================    ================

First Southwest shares
----------------------
Sold..................................          83,105,165       146,074,128
Issued on reinvestment of dividends...             725,643           248,103
Redeemed..............................         (76,251,006)     (134,367,189)
                                         -----------------   ---------------
Net increase..........................           7,579,802        11,955,042
                                         =================   ===============






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

3.   Capital  Stock  (continued)

As of February 28, 2005, the breakdown of net assets by share class were as follows:

                                                Money Market Portfolio                  U.S. Government Portfolio
                                         -----------------------------------       ------------------------------------
Class A...............................            $   393,328,712                           $   258,256,666
Class B...............................                487,622,145                               252,465,970
First Southwest.......................                149,963,502                                       --
                                                  ---------------                           ---------------
      Total...........................            $ 1,030,914,359                           $   510,722,636
                                                  ===============                           ===============



4.   Liabilities


     At February 28, 2005, the Fund had the following liabilities:

                                                Money Market Portfolio                  U.S. Government Portfolio
                                         -----------------------------------       ------------------------------------
Fees payable to  Affiliates*..........            $       348,087                           $       209,284
Due to  Custodian.....................                  3,676,080                                    -0-
     Dividends   payable..............                    457,900                                   267,201
  Accrued  other payables.............                     -0-                                       38,347
                                                  ---------------                           ---------------
Total liabilities.....................            $     4,482,067                           $       514,832
                                                  ===============                           ===============


     * Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.



5.   Tax Information
     The tax character of all dividends and distributions paid during the years ended August 31, 2004 and 2003 were as follows:

                                                Money Market Portfolio                 U.S. Government Portfolio
                                         -----------------------------------       ------------------------------------
                                             2004                   2003              2004                     2003
                                         -------------           -----------       ----------              ------------
Ordinary income.......................   $   5,436,524           $10,626,111       $2,265,217              $  4,589,686
Long-term capital gains...............             872                -0-              -0-                       -0-


At August 31, 2004, the Fund had no distributable earnings.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================


6.   Financial Highlights


                                                Six Months Ended                   Money Market Portfolio
Class A shares                                 February 28, 2005                    Year Ended August 31,
--------------                                                    --------------------------------------------------------------
                                                 (Unaudited)         2004          2003        2002         2001         2000
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............$    1.00        $   1.00      $   1.00     $  1.00      $  1.00      $  1.00
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Income from investment operations:
   Net investment income.........................     0.006           0.003         0.006       0.014        0.045        0.050
   Net realized and unrealized gain
   (loss) on investments.........................     0.000           0.000         --          0.000        0.000        0.000
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Total from investment operations.................     0.006           0.003         0.006       0.014        0.045        0.050
Less distributions from:
   Dividends from net investment income..........    (0.006)         (0.003)       (0.006)     (0.014)      (0.045)      (0.050)
    Net realized gains on investments............(     --  )         (0.000)    (   --   )     (0.000)      (0.000)      (0.000)
                                                 -----------      ----------    ----------   ---------    ---------    ---------

Total distributions............................  (    0.006)         (0.003)       (0.006)     (0.014)      (0.045)      (0.050)
                                                 -----------      ----------    ----------    ---------   ---------    ---------
)
Net asset value, end of period.................  $    1.00        $   1.00      $   1.00     $  1.00      $  1.00      $  1.00
                                                 ===========      ==========    ==========   ========     =========    =========
Total Return...................................       0.57%(a)        0.33%         0.63%       1.44%        4.59%        5.16%
Ratios/Supplemental Data
Net assets, end of period (000's)..............  $  393,328       $ 370,650     $ 389,718    $322,381     $675,289     $940,199
Ratios to average net assets:
  Expenses (net of fees waived)(b).............       0.95%(c)        0.87%         0.87%       0.97%        1.01%        0.99%
  Net investment income.................              1.16%(c)        0.32%         0.61%       1.56%        4.55%        5.02%
  Management and administration fees waived           0.00%(c)        0.00%         0.00%       0.00%        0.00%        0.01%
  Expenses paid indirectly.....................       0.00%(c)        0.00%         0.00%       0.00%        0.00%        0.00%

(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized




--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights (Continued)



                                                Six Months Ended                   Money Market Portfolio
Class B shares                                 February 28, 2005                    Year Ended August 31,
--------------                                                    --------------------------------------------------------------
                                                 (Unaudited)         2004          2003        2002         2001         2000
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.... ......  $    1.00        $   1.00      $   1.00     $  1.00      $  1.00      $  1.00
                                                 -----------      ---------     ----------   ---------    ---------    ---------
Income from investment operations:
   Net investment income.......................       0.007           0.006         0.009       0.018        0.049        0.054
   Net realized and unrealized gain (loss)
   on investments..............................       0.000           0.000          --         0.000        0.000        0.000
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Total from investment operations...............       0.007           0.006         0.009       0.018        0.049        0.054
Less distributions from:
   Dividends from net investment income              (0.007)         (0.006)       (0.009)     (0.018)      (0.049)      (0.054)
   Net realized gains on investments...........  (     --  )         (0.000)    (    --  )     (0.000)      (0.000)      (0.000)
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Total distributions............................      (0.007)         (0.006)       (0.009)     (0.018)      (0.049)      (0.054)
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Net asset value, end of period.................  $    1.00        $   1.00      $   1.00     $  1.00      $  1.00      $  1.00
                                                 ===========      ==========    ==========   =========    =========    =========
Total Return...................................       0.71%(a)        0.58%         0.92%       1.80%        5.01%        5.58%
Ratios/Supplemental Data
Net assets, end of period (000's)..............  $  487,622       $ 614,791     $ 858,944    $838,064     $811,173    $ 351,335
Ratios to average net assets:
   Expenses (net of fees waived)(b)............       0.66%(c)        0.62%         0.58%       0.61%        0.61%        0.60%
   Net investment income.......................       1.41%(c)        0.57%         0.92%       1.78%        4.71%        5.58%
   Management and administration fees waived          0.00%(c)        0.00%         0.00%       0.00%        0.00%        0.01%
   Expenses paid indirectly....................       0.00%(c)        0.00%         0.00%       0.00%        0.00%        0.00%

(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued)


                                                                  Money Market Portfolio
                                               ---------------------------------------------------------------
                                               Six Months Ended                               August 5, 2002
                                               February 28, 2005     Year Ended August 31,    (Commencement of
                                                                  ------------------------       Offering) to
First Southwest Shares                          (Unaudited)          2004          2003       August 31,2002
----------------------                          -----------      ----------    ----------   ------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $  1.00          $   1.00       $  1.00         $  1.00
                                                 -----------      ----------    ----------       --------
Income from investment operations:
   Net investment income.......................     0.005             0.002         0.005           0.001
   Net realized and unrealized gain (loss)
   on investments..............................     0.000             0.000          --             0.000
                                                 -----------      ----------    ----------       --------
Total from investment operations...............     0.005             0.002         0.005           0.001
Less distributions from:
   Dividends from net investment income            (0.005)           (0.002)       (0.005)         (0.001)
   Net realized gains on investments...........      --              (0.000)    (   --   )         (0.000)
                                                 -----------      ----------    ----------       --------
Total distributions............................    (0.005)           (0.002)       (0.005)         (0.001)
                                                 -----------      ----------    ----------       --------
Net asset value, end of period.................  $  1.00          $   1.00      $   1.00         $  1.00
                                                 ===========      ==========    ==========       ========
Total Return...................................     0.52%(a)          0.19%         0.50%           0.07%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..............  $149,964         $ 142,384      $130,429        $127,082
Ratios to average net assets:
   Expenses (net of fees waived) (b)...........     1.05%(c)          1.01%         0.99%           0.99%(c)
   Net investment income.......................     1.05%(c)          0.19%         0.51%           0.93%(c)
   Distribution fees waived....................     0.06%(c)          0.06%         0.06%           0.06%(c)
   Expenses paid indirectly....................     0.00%(c)          0.00%         0.00%           0.00%(c)


(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6. Financial Highlights (Continued)



                                                Six Months Ended                   U.S. Government Portfolio
Class A shares                                 February 28, 2005                    Year Ended August 31,
--------------                                                    --------------------------------------------------------------
                                                 (Unaudited)         2004          2003        2002         2001         2000
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $    1.00        $   1.00      $   1.00     $  1.00      $  1.00      $  1.00
                                                 ----------       ----------    ----------   ---------    ---------    ---------
Income from investment operations:
   Net investment income.......................       0.005           0.003         0.006       0.014        0.044        0.048
   Net realized and unrealized gain (loss)
   on investments..............................       0.000           0.000         0.000        --          0.000         --
                                                 -----------      ---------     ----------   ---------    ---------    ---------
Total from investment operations...............       0.005           0.003         0.006       0.014        0.044        0.048
Less distributions from:
   Dividends from net investment income........      (0.005)         (0.003)       (0.006)     (0.014)      (0.044)      (0.048)
   Net realized gains on investments...........      (0.000)         (0.000)       (0.000)   (   --  )      (0.000)    (   --  )
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Total distributions............................      (0.005)         (0.003)       (0.006)     (0.014)      (0.044)      (0.048)
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Net asset value, end of period.................  $    1.00        $   1.00      $   1.00     $  1.00      $  1.00      $  1.00
                                                 ===========      ==========    ==========   =========    =========    =========
Total Return...................................       0.55%(a)        0.28%         0.64%       1.39%        4.54%        4.95%
Ratios/Supplemental Data
Net assets, end of period (000's)..............  $  258,257       $ 250,634     $ 236,931    $241,906     $484,681    $ 491,022
Ratios to average net assets:
   Expenses (net of fees waived)(b)............       0.87%(c)        0.84%         0.79%       0.89%        0.93%        0.94%
   Net investment income.......................       1.10%(c)        0.28%         0.64%       1.46%        4.42%        4.77%
   Expenses paid indirectly....................       0.00%(c)        0.00%         0.00%       0.00%        0.00%        0.00%


(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized

--------------------------------------------------------------------------------





================================================================================
6. Financial Highlights (Continued)


                                                Six Months Ended                   U.S. Government Portfolio
Class B shares                                 February 28, 2005                    Year Ended August 31,
--------------                                                    --------------------------------------------------------------
                                                 (Unaudited)         2004          2003        2002         2001         2000
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $    1.00        $   1.00      $   1.00     $  1.00      $  1.00      $  1.00
                                                 -----------      ----------    ----------   ---------     ---------   ---------
Income from investment operations:
   Net investment income.......................       0.007           0.005         0.008       0.017        0.048        0.052
   Net realized and unrealized gain (loss)
   on investments..............................       0.000           0.000         0.000        --          0.000         --
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Total from investment operations...............       0.007           0.005         0.008       0.017        0.048        0.052
Less distributions from:
   Dividends from net investment income........      (0.007)         (0.005)       (0.008)     (0.017)      (0.048)      (0.052)
   Net realized gains on investments...........      (0.000)         (0.000)       (0.000)   (   --  )      (0.000)    (   --  )
                                                 -----------      ----------    ----------   ---------    ---------    ---------
Total distributions............................      (0.007)         (0.005)       (0.008)     (0.017)      (0.048)      (0.052)
                                                 -----------      ----------    ----------   ---------    ---------    ---------
)
Net asset value, end of period.................  $    1.00        $   1.00      $   1.00     $  1.00      $  1.00      $  1.00
                                                 ===========      ==========    ==========   =========    =========    =========
Total Return...................................       0.69%(a)        0.53%         0.84%       1.69%        4.91%        5.32%
Ratios/Supplemental Data
Net assets, end of period (000's)..............  $  252,466       $ 290,512     $ 331,130    $400,833     $216,573    $ 135,862
Ratios to average net assets:
   Expenses (net of fees waived)(b)............       0.60%(c)        0.60%         0.59%       0.58%        0.58%        0.58%
   Net investment income.......................       1.37%(c)        0.52%         0.84%       1.61%        4.77%        5.23%
   Expenses paid indirectly....................       0.00%(c)        0.00%         0.00%       0.00%        0.00%        0.00%



(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












SHORT TERM
INCOME
FUND, INC.















                               Semi-Annual Report
                                February 28, 2005
                                   (Unaudited)











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
------------------------------------------------------


Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
 Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





STIF2/05S



--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

Not Applicable.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Short Term Income Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: May 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: May 2, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: May 2, 2005

* Print the name and title of each signing officer under his or her signature.